ACCOUNTS RECEIVABLE - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of reclassification of financial assets [line items]
Reclassification from accounts receivable	$ (2,304)	$ (2,236)	$ (2,236)
Reclassification to other current assets	$ 524	436	459
Restatement Adjustment
Disclosure of reclassification of financial assets [line items]
Reclassification from accounts receivable		23	23
Reclassification to other current assets		$ 23	$ 23